Changes in Capital Accounts (Tables)	6 Months Ended
Jun. 30, 2021
Changes in Capital Accounts [Abstract]
Movement of Restricted Stock Cost
During the six months ended June 30, 2021 and 2020, the movement of the restricted stock cost was as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2019	388,576	$8.90
Granted	-	-
Vested	(282,391)	8.98
Forfeited or expired	-	-
Outstanding at June 30, 2020	106,185	$8.70
Granted	67,225	4.76
Vested	(73,311)	7.80
Forfeited or expired	-	-
Outstanding at December 31, 2020	100,099	6.71
Granted	-	-
Vested	(49,681)	8.70
Forfeited or expired	-	-
Outstanding at June 30, 2021	50,418	$4.76